Employee Benefit Plans (Information On Pension Plans) (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 0.4	$ 0.4	$ 0.2
Interest cost	2.7	2.7	3.1
Fair value of plan assets, beginning of year	184.8
Fair value of plan assets, end of year	185.1	184.8
Deferred charges and other	231.8	45.0
Other long-term liabilities	121.4	71.2
Accumulated other comprehensive loss	(235.8)	309.0
Non U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Service cost	2.0	2.5	2.0
Interest cost	3.6	3.3	4.2
Pension Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	75.3	79.5
Service cost	0.4	0.4
Interest cost	2.7	2.7
Actuarial (gain) loss	(4.2)	(3.4)
Curtailments
Benefits paid	(3.7)	(3.9)
Foreign currency exchange rate changes
Benefit obligation, end of year	70.5	75.3	79.5
Fair value of plan assets, beginning of year	68.9	63.9
Actual return on plan assets	3.7	7.4
Employer contributions	0.4	1.5
Benefits paid	(3.7)	(3.9)
Foreign currency exchange rate changes
Fair value of plan assets, end of year	69.3	68.9	63.9
Funded Status	(1.2)	(6.4)
Deferred charges and other	0.1
Other accrued expenses	0.4	0.4
Other long-term liabilities	0.9	6.0
Accumulated other comprehensive loss	$ 7.5	$ 12.0
Weighted average assumptions
Discount rate	3.70%	3.70%
Expected return on plan assets	7.00%	7.00%
Rate of compensation increase
Pension Benefit [Member] | Non U.S. [Member]
Defined Benefit Plan Disclosure [Line Items]
Benefit obligation, beginning of year	$ 149.8	$ 162.6
Service cost	2.0	2.5
Interest cost	3.6	3.3
Actuarial (gain) loss	1.5	(18.2)
Curtailments		(0.3)
Benefits paid	(5.3)	(6.7)
Foreign currency exchange rate changes	(2.7)	6.6
Benefit obligation, end of year	148.9	149.8	162.6
Fair value of plan assets, beginning of year	115.9	112.6
Actual return on plan assets	1.9	(1.4)
Employer contributions	5.6	7.0
Benefits paid	(5.3)	(6.8)
Foreign currency exchange rate changes	(2.3)	4.5
Fair value of plan assets, end of year	115.8	115.9	$ 112.6
Funded Status	(33.1)	(33.9)
Deferred charges and other	3.2	0.2
Other accrued expenses	0.4	0.3
Other long-term liabilities	35.9	33.8
Accumulated other comprehensive loss	$ 35.8	$ 34.1
Pension Benefit [Member] | Minimum [Member] | Non U.S. [Member]
Weighted average assumptions
Discount rate	1.00%	1.13%
Expected return on plan assets	1.00%	1.13%
Rate of compensation increase	2.25%	1.37%
Pension Benefit [Member] | Maximum [Member] | Non U.S. [Member]
Weighted average assumptions
Discount rate	8.30%	7.50%
Expected return on plan assets	3.70%	4.13%
Rate of compensation increase	7.00%	7.00%